Summary of Significant Accounting Policies (Details 2) - USD ($)	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Indefinite-lived Intangible Assets [Line Items]
Patents, net	$ 283,944	$ 296,611	$ 628,776
Patents [Member]
Indefinite-lived Intangible Assets [Line Items]
Patents	880,000	880,000	880,000
Less accumulated armortization	(596,000)	(583,000)	(251,000)
Patents, net	$ 284,000	$ 297,000	$ 629,000